Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Prepaid expenses and other current assets
10.	Prepaid expenses and other current assets

	At 31 December
In USD	2021	2020
Withholding tax receivables	634,835	—
Prepaid expenses	272,312	203,024
Advances to suppliers	186,120	21,646
Others	9,722	—

	1,102,989	224,670